WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.6%
Alabama - 4.3%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$100,000	$82,843	(a)
Jefferson County, AL, Sewer Revenue:
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	75,000	84,095
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	105,000	119,624
Lower Alabama Gas District, Natural Gas Revenue:
Series 2020	4.000%	12/1/21	200,000	207,236
Series 2020	4.000%	12/1/23	1,000,000	1,079,490
Series A	5.000%	9/1/46	60,000	78,942
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	645,000	693,543	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	200,000	201,162	(d)

Total Alabama				2,546,935

Alaska - 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	75,000	93,201

Arizona - 6.1%
Arizona State IDA Revenue, Lincoln South Beltway Project, Series 2020	5.000%	2/1/27	250,000	306,765
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	51,953
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	580,980
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	56,685
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	500,000	574,275	(a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, SD Credit Program	4.000%	7/1/34	400,000	437,980
Phoenix, AZ, Civic Improvement Corp., Water System Revenue, Junior Lien, Series A	5.000%	7/1/44	100,000	130,930
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	80,047

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	1

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - continued
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	$585,000	$726,588
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	625,140

Total Arizona				3,571,343

California - 13.5%
Alameda, CA, Corridor Transportation Authority
Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	54,401
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	54,135
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	216,002
California State Health Facilities Financing
Authority Revenue:
Memorial Health Services, Series A, Refunding	5.000%	10/1/33	115,000	124,198
Stanford Health Care, Series A, Refunding	4.000%	8/15/50	100,000	113,648
California State Infrastructure & Economic
Development Bank Revenue, California Academy of Sciences, Refunding (1 mo. LIBOR x 0.700 + 0.380%)	0.502%	8/1/21	500,000	490,600	(b)(c)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	111,444	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	108,572	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	50,000	48,116	(a)
California State, GO:
Various Purpose	5.000%	3/1/36	250,000	329,027
Various Purpose, Refunding	4.000%	11/1/36	15,000	17,466
Various Purpose, Refunding	4.000%	3/1/40	250,000	298,630
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	53,984
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	150,000	191,112
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	60,638
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	275,000	276,776
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	70,648

See Notes to Schedule of Investments.

2	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/32	$500,000	$646,805
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	400,000	461,964	(a)
Subordinated, Series C	5.000%	5/15/37	75,000	87,226	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	500,000	615,525
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	100,000	123,462
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	250,000	321,755
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	50,000	62,498
Series B	6.125%	11/1/29	150,000	187,581
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	250,000	273,162	(b)(c)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	124,064
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/37	100,000	128,582
Series A, Refunding	5.000%	10/1/48	100,000	125,847
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	128,274
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	100,000	125,953
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	300,000	355,683
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/33	100,000	120,278	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	61,640
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	616,460
Stockton, CA, PFA Parking Revenue, Refunding	5.000%	3/1/35	430,000	508,978

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	3

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	$100,000	$99,818
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	112,980

Total California				7,907,932

Colorado - 1.3%
Arvada, CO, Vauxmont Metropolitan District, GO, Refunding, AGM	5.000%	12/15/24	130,000	151,999
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	57,675
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-2	5.000%	8/1/44	200,000	224,040
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	51,605
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/47	100,000	99,403
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	99,448	(a)
E-470 Public Highway Authority Revenue, CO, Series C, Refunding	5.250%	9/1/25	25,000	25,184
University of Colorado Enterprise Revenue:
Series B, Refunding	5.000%	6/1/37	15,000	16,428	(e)
Series B, Refunding	5.000%	6/1/37	60,000	65,776	(e)

Total Colorado				791,558

Connecticut - 2.1%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	56,436
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	595,950
Transportation Infrastructure, Series A	5.000%	5/1/38	200,000	247,176
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	138,806
Series E	5.000%	10/15/34	50,000	58,064
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	118,649

Total Connecticut				1,215,081

See Notes to Schedule of Investments.

4	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.1%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	$75,000	$79,622	(e)

District of Columbia - 0.3%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	10,000	9,296
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	81,994
District of Columbia Water & Sewer Authority Revenue, Subordinated Lien, Series C	1.750%	10/1/24	100,000	101,719	(b)(c)

Total District of Columbia				193,009

Florida - 1.9%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	56,635	(a)
Series A	5.000%	10/1/45	250,000	275,955	(a)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	238,066	(a)
Florida State Board of Education, Public Education Capital Outlay Bonds, GO, Series B	5.125%	6/1/40	100,000	100,000	(e)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	28,601	(a)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	300,000	347,058	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	10,000	11,435
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,193
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	50,000	55,478

Total Florida				1,118,421

Georgia - 1.6%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/39	100,000	118,288
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	100,000	123,247
Georgia Institute of Technology	4.000%	6/15/49	300,000	335,682
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	61,868

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	5

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	$200,000	$224,230
Series B	5.000%	3/15/21	10,000	10,278
Series C	4.000%	9/1/26	80,000	88,304	(b)(c)

Total Georgia				961,897

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	115,631

Illinois - 10.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	100,000	99,752
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	100,000	94,600
Series C, Refunding	5.000%	12/1/25	100,000	102,498
Chicago, IL, GO:
Series 2005D, Refunding	5.500%	1/1/34	10,000	10,331
Series A	5.000%	1/1/44	125,000	122,104
Series A, Refunding	5.000%	1/1/26	250,000	261,147
Series A, Refunding	5.250%	1/1/33	30,000	30,607
Series A, Refunding	5.000%	1/1/35	185,000	186,119
Series A, Refunding	6.000%	1/1/38	5,000	5,364
Series C, Refunding	5.000%	1/1/25	30,000	31,271
Chicago, IL, O’Hare International Airport Revenue:
Series D, Refunding	5.000%	1/1/46	10,000	10,956
Trips Obligated Group	5.000%	7/1/48	50,000	54,708	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	25,000	27,359
Series 2011	5.250%	12/1/40	100,000	103,992
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	39,952
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	33,925
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	69,350
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	35,000	42,965
Illinois State Finance Authority Revenue:
Green Bond	5.000%	7/1/36	100,000	127,944
Green Bond	4.000%	7/1/38	100,000	118,729

See Notes to Schedule of Investments.

6	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Northshore University Health System, Refunding	5.000%	8/15/32	$100,000	$126,394
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/31	45,000	52,966
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	58,374
Illinois State Sales Tax Revenue, Subordinated, Series D, Refunding	5.000%	6/15/23	205,000	209,863
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	58,581
State Tax Supported, Series 2019, Refunding	5.000%	6/15/30	50,000	52,018
Illinois State Toll Highway Authority Revenue:
Series C, Refunding	5.000%	1/1/26	275,000	332,299
Series C, Refunding	5.000%	1/1/27	250,000	309,117
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	25,000	28,362
Illinois State, GO:
Series 2006	5.500%	1/1/30	175,000	185,278
Series 2016	5.000%	1/1/33	25,000	25,241
Series 2016, Refunding	5.000%	2/1/27	25,000	25,423
Series 2016, Refunding	5.000%	2/1/29	20,000	20,225
Series A	5.000%	5/1/36	250,000	251,612
Series A, Refunding	5.000%	10/1/29	150,000	152,030
Series A, Refunding	5.000%	10/1/30	350,000	354,735
Series D	5.000%	11/1/27	225,000	229,176
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	852,390
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	500,000	428,910
McCormick Place Expansion Project, Series A, Refunding, State Appropriations	5.000%	12/15/45	500,000	489,375
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	415,000	525,145

Total Illinois				6,341,187

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	7

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 2.0%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	$100,000	$103,778	(b)(c)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	100,000	101,524	(b)(c)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	118,919
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	115,730
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	367,989
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	300,000	347,709	(a)

Total Indiana				1,155,649

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	50,000	49,520

Kansas - 0.8%
Wyandotte County, KS, USD #202 Turner, GO, Series A, AGM	4.000%	9/1/37	400,000	457,368

Kentucky - 4.6%
Ashland, KY, Medical Center Refunding Revenue Bonds:
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/25	625,000	709,862
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/26	550,000	634,530
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives, Series B, Refunding	2.700%	11/10/21	175,000	179,543	(b)(c)
Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	112,602
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	300,000	327,354	(b)(c)
Series C	4.000%	6/1/25	200,000	218,006	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	531,445

Total Kentucky				2,713,342

See Notes to Schedule of Investments.

8	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.3%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	$50,000	$54,852
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	12,144
St. John the Baptist Parish, LA, State Revenue,
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	100,000	87,832	(b)(c)

Total Louisiana				154,828

Maryland - 0.3%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/44	150,000	170,186

Massachusetts - 1.5%
Berkshire, MA, Wind Power Cooperative Corp. Revenue, Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/29	35,000	44,172
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	250,000	318,012
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	104,870
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,457
Wellforce Issue, Series A, Refunding	5.000%	7/1/39	50,000	56,558
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	83,368
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	160,000	192,450	(a)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	60,702

Total Massachusetts				870,589

Michigan - 3.5%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	100,000	113,353
Great Lakes Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	937,522
Senior Lien, Series A	5.000%	7/1/49	650,000	809,036
Michigan State Finance Authority Revenue, Henry Ford Health System, Series A	4.000%	11/15/50	100,000	106,206
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	106,261	(a)

Total Michigan				2,072,378

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	9

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.1%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	$50,000	$48,833

Nebraska - 0.8%
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	476,340

Nevada - 0.4%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	250,000	233,783	(d)

New Jersey - 4.5%
New Brunswick, NJ, Guaranteed Parking Revenue, Series 2017, AGM	5.000%	9/1/21	220,000	232,320
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	92,590	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	163,564	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	100,000	109,001
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	52,586
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.740%	3/1/28	325,000	314,697	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	150,000	160,790
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	110,759
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	106,359	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	50,000	59,714
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	60,000	64,278
Transportation Program, Series AA	5.250%	6/15/43	100,000	105,099
Transportation Program, Series AA	5.000%	6/15/45	100,000	101,867
Transportation Program, Series BB	4.000%	6/15/36	500,000	473,340
Transportation System, Series A, Refunding	5.000%	12/15/25	100,000	106,902
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	163,603

See Notes to Schedule of Investments.

10	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	$100,000	$115,731
Series G, Refunding	5.000%	1/1/35	60,000	72,323
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	30,000	33,524

Total New Jersey				2,639,047

New Mexico - 0.1%
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	35,000	34,967	(b)(c)

New York - 5.4%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	112,441
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	250,000	249,882	(b)(c)
Monroe County, NY, Industrial Development Corp. Revenue, Series A	5.000%	7/1/36	105,000	110,461	(e)
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	300,000	326,226	(b)(c)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-1	5.000%	6/15/46	30,000	36,275
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	100,000	118,833
New York State Dormitory Authority Revenue: New York University, Series A, Refunding	5.000%	7/1/43	50,000	59,996
School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	500,000	640,415	(f)
Series B, Refunding	5.000%	2/15/43	100,000	119,061
New York State Dormitory Authority, Sales Tax Revenue:
Group 3, Series E, Refunding	5.000%	3/15/38	100,000	123,686
Group 4, Series E, Refunding	5.000%	3/15/44	100,000	121,976
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	99,161	(d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	56,405

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	11

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	$80,000	$77,242	(a)
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	15,000	14,464	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	35,000	35,509	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	45,282	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	53,721	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	26,235	(a)
Port Authority of New York & New Jersey Revenue, Consolidated Series 185	5.000%	9/1/25	10,000	11,333	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Series A	5.000%	11/15/49	250,000	311,955
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	392,870	(f)

Total New York				3,143,429

North Carolina - 1.1%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	150,000	178,140
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	78,838
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/31	250,000	333,565
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	50,000	56,057
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/42	5,000	5,255

Total North Carolina				651,855

Ohio - 3.9%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	100,000	105,832
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	450,000	454,801

See Notes to Schedule of Investments.

12	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	$100,000	$120,606
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	100,000	100,973	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	250,000	250,403	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	573,150
Warrensville Heights City School District, OH, GO, Series A, BAM	5.000%	12/1/44	600,000	690,582

Total Ohio				2,296,347

Oklahoma - 0.8%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	500,000	479,175	(a)
Oregon - 2.6%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Project, Series A	2.400%	5/2/22	125,000	125,700	(a)(b)(c)
Port of Portland, OR, Airport Revenue, Portland International Airport, Series C, Refunding	5.000%	7/1/26	150,000	177,664	(a)
University of Oregon General Revenue, Series A	5.000%	4/1/48	1,000,000	1,215,620

Total Oregon				1,518,984

Pennsylvania - 2.5%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	150,000	163,251
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	50,969
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	61,372
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	100,000	100,859	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	206,504
Series A-1	5.000%	12/1/47	25,000	28,580
Subordinated, Series B	5.000%	12/1/48	100,000	116,198

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	13

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	$250,000	$281,222
Lease Revenue, Refunding	5.000%	10/1/30	100,000	119,136
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	190,455
State Public School Building Authority, PA, Lease Revenue, Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	23,922
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	80,000	101,015

Total Pennsylvania				1,443,483

Puerto Rico - 2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	425,000	420,750
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	15,000	9,263	*(g)
Series A	5.000%	7/1/42	120,000	74,100	*(g)
Series A	5.050%	7/1/42	30,000	18,525	*(g)
Series XX	5.250%	7/1/40	280,000	173,600	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	47,391
CAB, Restructured, Series A-1	0.000%	7/1/51	400,000	75,880
Restructured, Series A-1	5.000%	7/1/58	320,000	321,043
Restructured, Series A-2	4.329%	7/1/40	100,000	96,250

Total Puerto Rico				1,236,802

South Carolina - 0.1%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center, Series A, Refunding	5.000%	11/1/37	75,000	75,965

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	29,190

Tennessee - 1.4%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	100,000	118,608
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	60,445

See Notes to Schedule of Investments.

14	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - continued
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	$100,000	$111,129	(b)(c)
Series A	5.250%	9/1/26	425,000	492,753
Series C	5.000%	2/1/21	15,000	15,318

Total Tennessee				798,253

Texas - 8.3%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	24,154
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	115,173
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	250,000	289,890	(a)
El Paso, TX, Tax and Revenue Certificates, GO, Refunding	4.000%	8/15/36	750,000	903,720
Flatonia, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	592,225
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	120,367
Grand Parkway Transportation Corp., TX, System Toll Revenue:
First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	579,445
First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/45	250,000	286,225
Subordinated Tier Toll Revenue, Series A	5.000%	10/1/48	100,000	122,306
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	200,000	249,032
Houston, TX, Airport System Revenue: Public Improvement Project, Series A, Refunding	5.000%	3/1/32	250,000	321,090
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	100,000	99,994	(a)
Katy, TX, ISD, GO, Series C, Refunding, PSF - GTD	0.403%	8/16/21	250,000	247,832	(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project, Series A	5.000%	7/1/47	20,000	16,200
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	15,000	14,299
Prosper, TX, ISD, GO, School Building, Series B, PSF - GTD	2.000%	8/15/23	200,000	205,834	(b)(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	15

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	$50,000	$60,286
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	55,123
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	54,233
Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	10,000	10,030
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	175,000	201,169
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/31	20,000	21,058
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,115	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/37	150,000	180,388
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	117,588

Total Texas				4,892,776

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	155,000	144,744
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	175,000	163,415

Total U.S. Virgin Islands				308,159

Utah - 1.3%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	285,605	(a)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,805
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	261,353
Utah State Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	200,000	211,416

Total Utah				764,179

See Notes to Schedule of Investments.

16	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - 1.0%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	$50,000	$61,250
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	248,734
Virginia State Port Authority, Port Facilities Revenue, Series B, Refunding	5.000%	7/1/41	10,000	11,985	(a)
Virginia State Small Business Financing Authority Revenue, Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	250,000	274,005

Total Virginia				595,974

Washington - 0.5%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/34	250,000	298,467	(a)

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	100,000	126,869	(b)(c)

Wisconsin - 0.4%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	150,000	132,569	(d)
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	113,898

Total Wisconsin				246,467

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $53,684,702)				54,919,021

SHORT-TERM INVESTMENTS - 2.0%
MUNICIPAL BONDS - 1.9%
Indiana - 0.2%
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series B, LOC - Wells Fargo Bank N.A.	0.060%	11/1/39	100,000	100,000	(h)(i)

New Jersey - 0.2%
New Jersey State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series B, Refunding, LOC - Bank of America N.A.	0.110%	7/1/36	100,000	100,000	(h)(i)

New York - 1.3%
New York City, NY, HDC, Multi-Family Mortgage Revenue, Parkview II Apartments, Series A, LOC - Citibank N.A.	0.150%	12/1/37	200,000	200,000	(a)(h)(i)

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	17

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	0.180%	11/1/39	$290,000	$290,000	(a)(h)(i)
New York State HFA Revenue, 363 West 30th Street, Series A, LIQ - FHLMC, LOC - FHLMC	0.120%	11/1/32	300,000	300,000	(a)(h)(i)

Total New York				790,000

Oregon - 0.2%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System, Series A, LOC - U.S. Bank N.A.	0.120%	6/1/37	100,000	100,000	(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $1,090,000)				1,090,000

			SHARES
OVERNIGHT DEPOSITS - 0.1%
BNY Mellon Cash Reserve Fund (Cost - $74,153)	0.010%		74,153	74,153

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,164,153)				1,164,153

TOTAL INVESTMENTS - 95.6% (Cost - $54,848,855)				56,083,174
Other Assets in Excess of Liabilities - 4.4%				2,590,912

Total Net Assets - 100.0%				$58,674,086

See Notes to Schedule of Investments.

18	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on these securities is currently in default as of May 31, 2020.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	19

WESTERN ASSET SMASH SERIES TF FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority
USD	— Unified School District

At May 31, 2020, the Fund had the following open futures contracts:

	NUMBER OF	EXPIRATION	NOTIONAL	MARKET	UNREALIZED
	CONTRACTS	DATE	AMOUNT	VALUE	APPRECIATION
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	11	9/20	$2,409,129	$2,398,343	$10,786

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset SMASh Series TF Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

21

Notes to Schedule of Investments (unaudited) (continued)

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$54,919,021	—	$54,919,021
Short-Term Investments†:
Municipal Bonds	—	1,090,000	—	1,090,000
Overnight Deposits	—	74,153	—	74,153
Total Short-Term Investments	—	1,164,153	—	1,164,153

Total Investments	—	$56,083,174	—	$56,083,174

Other Financial Instruments:
Futures Contracts	$10,786	—	—	$10,786

Total	$10,786	$56,083,174	—	$56,093,960

†	See Schedule of Investments for additional detailed categorizations.

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